Income tax - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) from continuing operations before income tax	$ 35	$ 521	$ 272
Income tax using the New Zealand tax rate of 28%	(10)	(146)	(76)
Effect of tax rates in foreign jurisdictions	(16)	(57)	(21)
Non-deductible expenses and permanent differences	(17)	(30)	(14)
Tax exempt income and income at a reduced tax rate	6	9	2
Goodwill impairment	(28)	0	0
Currency translation (gain) loss	(1)	25	11
Domestic manufacturing deduction	0	13	13
Withholding tax	(6)	(10)	(5)
Withholding tax related to prior periods	(7)	0	0
Deemed mandatory repatriation	0	(5)	0
Tax rate modifications	15	339	0
Write-off of previously recognized deferred tax assets	0	(228)	0
Recognition of deferred tax asset for previously unrecognized tax losses	0	24	0
Change in unrecognized tax losses and temporary differences	5	(21)	(15)
Tax on unremitted earnings	(2)	9	(1)
Tax uncertainties	12	(4)	1
Over (under) provided in prior periods	5	(4)	2
Other	4	5	(2)
Income tax (expense) benefit	$ (40)	$ (81)	$ (105)